ROYALTY AND OTHER PROPERTY INTERESTS	12 Months Ended
Dec. 31, 2020
Royalty And Other Property Interests [Abstract]
ROYALTY AND OTHER PROPERTY INTERESTS [Text Block]

9. ROYALTY AND OTHER PROPERTY INTERESTS

As at and for the year ended December 31, 2020:

						Cumulative
						translation
	Country	December 31, 2019	Additions	Recoveries	Depletion	adjustments	December 31, 2020
Royalty Interests
Leeville	USA	$12,583	$—	$—	$(1,123)	$(209)	$11,251
Afgan	USA	145	—	—	—	—	145
Corvus	USA	350	—	—	—	—	350
Millrock	USA	210	—	—	—	—	210
Frontline Portfolio	Canada	—	148	—	—	—	148
Revelo Portfolio	Chile	—	1,684	—	—	—	1,684
Kaukua	Finland	—	260	—	—	—	260
Timok	Serbia	200	—	—	—	—	200
		13,488	2,092	—	(1,123)	(209)	14,248
Other Property Interests
Frontline Portfolio	Canada	—	651	—	—	—	651
Perry Portfolio	Canada	—	2,991	(570)	—	—	2,421
Superior West	USA	603	—	(139)	—	—	464
Yerington	USA	206	—	(64)	—	—	142
Mainspring	USA	66	66	—	—	—	132
Viad	Sweden	421	—	—	—	—	421
Various	Sweden	17	—	—	—	—	17
Alankoy	Turkey	154	—	(154)	—	—	—
Trab	Turkey	79	—	(79)	—	—	—
		1,546	3,708	(1,006)	—	—	4,248

Total		$15,034	$5,800	$(1,006)	$(1,123)	$(209)	$18,496

As at and for the year ended December 31, 2019:

						Cumulative
						translation
	Country	December 31, 2018	Additions	Recoveries	Depletion	adjustments	December 31, 2019
Royalty Interests
Leeville	USA	$14,001	$—	$—	$(802)	$(616)	$12,583
Afgan	USA	145	—	—	—	—	145
Corvus	USA	—	350	—	—	—	350
Millrock	USA	—	210	—	—	—	210
Timok	Serbia	200	—	—	—	—	200
		14,346	560	—	(802)	(616)	13,488
Other Property Interests
Superior West	USA	736	—	(133)	—	—	603
Yerington	USA	206	—	—	—	—	206
Mainspring	USA	—	66	—	—	—	66
Viad	Sweden	421	—	—	—	—	421
Various	Sweden	17	—	—	—	—	17
Alankoy	Turkey	154	—	—	—	—	154
Trab	Turkey	79	—	—	—	—	79
		1,613	66	(133)	—	—	1,546
Total		$15,959	$626	$(133)	$(802)	$(616)	$15,034

ROYALTY INTERESTS

During the year ended December 31, 2020 the Company entered into acquisition agreements for certain royalty interests in Canada, Chile and the Kaukua deposit in northern Finland.

Revelo Portfolio Interests

In March 2020, the Company closed the acquisition of certain NSR royalty interests from Revelo for $1,684 (US$1,162).

Kaukua Royalty Interests

In March 2020, the Company completed the acquisition of a 2% NSR royalty on various exploration licenses (the "Kaukua Royalty") in Finland from Akkerman Exploration B.V., a private Netherlands Company ("Akkerman"). The Kaukua Royalty was acquired from Akkerman by the Company for $125 (paid) and the issuance of 52,000 EMX shares issued and valued at $136. The Company's NSR royalty applies to all future mineral production from the Kaukua Royalty licenses. Palladium One can purchase 1% of the NSR royalty prior to the delivery of a "bankable feasibility study" for €1,000. The remaining 1% of the NSR royalty is uncapped, and cannot be repurchased.

Corvus Royalty Interests

During the year ended December 31, 2019, pursuant to an acquisition agreement with Corvus Gold Inc. ("Corvus"), EMX acquired a portfolio of NSR royalty interests for $350 ranging from 1—3% in Alaska's Goodpaster Mining District.

Millrock Royalty Interests

During the year ended December 31, 2019, pursuant to a private placement financing and acquisition agreement, the Company acquired certain royalty interests for $210 from Millrock Resources Inc. ("Millrock") in Alaska's Goodpaster Mining District.

Carlin Trend Royalties

The Company holds royalty interests in the Carlin Trend in Nevada which includes the following properties:

Leeville Mine:  Located in Eureka County, Nevada, the Company is receiving a continuing 1% gross smelter return royalty (“GSRR”).

East Ore Body Mine: Located in Eureka County, Nevada, the property is currently being mined and the Company is receiving a continuing 1% GSRR.

North Pipeline: Located in Lander County, Nevada. Should the property become producing, the Company will receive the greater of a production royalty of US$0.50 per yard of ore processed or 4% of net profit.

During the year ended December 31, 2020, $1,478 (2019 - $1,439) in royalty income was included in revenue and other income. Applied only against the Leeville Mine was depletion of $1,123 (2019 - $802) and a 5% direct gold tax of $67 (2019 - $42).

OTHER PROPERTY INTERESTS

During the year ended December 31, 2020, the Company had the following changes related to other property interests:

Canada

Frontline Portfolio

In December 2020, the Company executed a purchase agreement for a portfolio of property interests from Frontline Gold Corporation ("Frontline"). The Frontline portfolio was acquired by the Company for $400 (paid) and the issuance of 103,271 EMX common shares issued and valued at $399. The portfolio consists of claims, distributed over four properties (Gullrock Lake, Duchess, Red Lake, and Tilly) in the heart of the Red Lake mining district, Ontario, all of which are currently optioned to, or operated by, Pacton Gold Inc. The agreement includes expected option payments of $118 over the next two years, as well as share-based option payments to be received, with the Company retaining NSR royalty interests that range from 0.25% to 2.25% on the four properties.

Perry Portfolio

In June 2020, the Company acquired a portfolio of properties in Canada from 1544230 Ontario Inc., for cash consideration of $2,991. Certain properties acquired are optioned to third parties and include provisions for NSR royalty interests that range from 0.75% to 2.5%. The Perry portfolio contains staged option payments of more than $2,500 over four years, as well as share-based payments for equity interests in the respective partners.  During the year ended December 31, 2020 the Company received $570 in staged option payments which have been applied against the carrying cost of the portfolio.

USA

Antelope Project

In March 2020, the Company entered into an option agreement for the Antelope project in Nevada to Hochschild Mining (US) Inc. ("Hochschild") . Pursuant to the agreement, Hochschild has the option to acquire up to a 100% interest in the project by making a cash payment of US$100 (received), of which US$80 was for the reimbursement of 2019 holding costs and a US$20 execution payment, making staged option payments of US$580, and spending US$1,500 in exploration expenditures over a five year option period from the effective date.

Upon exercise of the option, EMX will retain a 4% NSR royalty, 1.5% of which may be purchased by Hochschild under certain conditions. Annual advance royalty ("AAR") payments of US$50 will commence on the first anniversary of the exercise of the option, increasing to US$100 upon the completion of a preliminary economic assessment. Certain milestone payments totaling US$2,500 will also be due to the Company upon completion of certain requirements.

Erickson Ridge, South Orogrande, and Robber Gulch Projects

In April 2020, the Company entered into three separate option agreements for the Erickson Ridge, South Orogrande, and Robber Gulch projects in Idaho with Gold Lion Resources (NV) Inc., a subsidiary of Gold Lion Resources Inc. ("Gold Lion").  Each project is covered by a separate agreement.  Pursuant to each agreement, Gold Lion can exercise its option to earn 100% interest in a given project by making option payments totaling US$600 (US$45 received as an execution payment) to the Company, delivering a total of 950,000 common shares of Gold Lion to the Company (200,000 per agreement received), and completing US$1,500 in exploration expenditures before the fifth anniversary of the agreements.

Upon Gold Lion's exercise of the option for a project, the Company will retain a 3.5% NSR royalty on the project, of which Gold Lion may purchase up to 1.5% of the NSR royalty (the first 0.5% for 350 ounces of gold prior to the third anniversary after exercise of the option, then the remaining 1.0% can be purchased at any time thereafter for 1,150 ounces of gold).  After exercise of the option, AAR payments are due to the Company starting at US$30, and increasing US$10 per year to a maximum of US$80 per year.  All AAR payments for a project cease upon commencement of production from that project.

In addition, Gold Lion will make milestone payments for a given project to the Company consisting of: (a) 300 ounces of gold upon completion of a preliminary economic assessment, (b) 550 ounces of gold upon completion of a prefeasibility study, and (c) 650 ounces of gold upon completion of a feasibility study. All gold bullion payments can be made as the cash equivalent in USD.

The initial 600,000 common shares received were valued at $210, or $0.35 per share and included in revenue and other income for the year ended December 31, 2020.

Swift and Selena, Nevada

In May 2019, the Company executed a purchase agreement for the sale of the Swift and Selena gold projects in Nevada to Ridgeline Minerals Corporation ("Ridgeline"). Upon closing, the agreement provides EMX with a 9.9% interest in Ridgeline and payment of a US$20 execution payment (received). For each project Ridgeline will grant to EMX a 3.25% production royalty, pay to EMX advanced royalty payments starting at US$10 on the second anniversary date of the agreement (increasing by US$5 per year to a maximum of US$75), and certain milestone payments totaling US$2,200. EMX will maintain a non-dilution right through US$2,500 of capital raises where Ridgeline will issue additional shares to EMX, at no cost to the Company to maintain its 9.9% interest. In November 2019, the Company received 2,077,718 shares and were valued at $0.12 per share or $249. Including the US$20 execution payment, $275 was included in revenue and other income for the year ended December 31, 2019.

During the year ended December 31, 2020, the Company received $27 (US$20) anniversary payment being  US$10 for each project and 113,681 common shares of Ridgeline valued at $25 and included in revenue and other income for the year as required under anti-dilution provisions in the agreement.

Cathedral Well, Nevada

During the year ended December 31, 2020, the Company received $75 (US$56) for the 2019 and 2020 AMR payments from Ely Gold Royalties Inc. to keep the Cathedral Well agreement entered into in June 2014 in good standing.

Hardshell Skarn, Arizona

During the year ended December 31, 2020, the Company received $7 (US$5) (2019 - $13 (US$10)) being the 2020 AAR payments due from Arizona Mining Inc. to keep the Hardshell Skarn agreement entered into in October 2015 in good standing.

Copper Springs, Arizona

During the year ended December 31, 2019, the Company received the annual option payment of $66 (US$50) pursuant to the Copper Springs option entered into in February 2017.  Anglo American terminated the Copper Springs agreement during the year ended December 31, 2019.

The Company continues to hold the underlying licenses in good standing and subsequent to the year ended December 31, 2020, entered into a new agreement with South 32 USA Exploration Inc. ("South32").

Copper King, Arizona

During the year ended December 31, 2020, the Company received the annual option payment of $67 (US$50) required for 2020 (2019 - $66 (US$50)) pursuant to the Copper King option agreement entered into in October 2016.

Buckhorn Creek Property, Arizona

In February 2018, the Company executed an option agreement with Kennecott whereby Kennecott can earn a 100% interest in the project by: a) making annual option payments totaling US$550, and b) completing US$4,500 in exploration expenditures before the fifth anniversary of the agreement. During the year ended December 31, 2019 Kennecott terminated the option agreement. The Company still holds certain claims in good standing.

Superior West, Arizona

The Company holds a 100% interest in the mineral rights comprised of certain federal unpatented mining claims, located on Tonto National Forest lands and unpatented federal mining claims under option.

On May 4, 2015, the Company entered into an exploration and option to purchase agreement, through its wholly owned subsidiary BCE, for the Superior West project with Kennecott. Pursuant to the agreement, Kennecott can earn a 100% interest in the project by making a cash payment upon execution of the agreement of US$149 (received), and thereafter completing US$5,500 in exploration expenditures and paying annual option payments totaling US$1,000 (US$500 received) before the fifth anniversary of the agreement. Upon exercise of the option EMX will retain a 2% NSR royalty on the properties. Kennecott has the right to buy down 1% of the NSR royalty from underlying claim holders by payment of US$4,000 to EMX.

During the year ended December 31, 2020, the Company received the annual option payment of $139 (US$100) (2019 - $133 (US$100)) to keep the option in good standing. The option payment was credited to capitalized costs.

Yerington West, Nevada

The Yerington West property is comprised of certain unpatented federal mining claims located on lands administered by the Bureau of Land Management ("BLM"). Yerington West is under an option agreement, dated September 24, 2009 originally with Entrée Gold Inc. ("Entrée"), and then with Mason Resources Corp. ('Mason") as a result of a 2017 "spin out" whereby Entrée transferred the Ann Mason project, which includes EMX's Yerington West property, into Mason. On December 19, 2018 Hudbay Minerals Inc. ("Hudbay") announced the acquisition of Mason which includes EMX's Yerington West property.

Under the agreement, Hudbay can earn up to an 80% interest in the project by a) incurring expenditures of $1,000, making cash payments of $140 and issuing 85,000 shares within three years (completed by Entrée), b) making aggregate advance royalty payments totaling US$375 being US$50 per year between the fifth and seventh anniversaries (received), and US$75 per year between the eighth and tenth anniversaries (US$75 received during the year ended December 31, 2018); and (c) delivering a feasibility study before the tenth anniversary of the agreement. Under the agreement, once the earn-in has been completed, EMX can convert its interest to a 2.5% NSR. Hudbay has the option to buy down 1.5% of the NSR for US$4,500.

During the year ended December 31, 2019 the agreement with Hudbay expired. On December 11, 2020, the Company, through its wholly-owned subsididary BCE, entered into a new exploration and option agreement whereby Hudbay, through a subsidiary, can earn up to a 100% interest in the project by paying to BCE a $64 (US$50) execution payment (received), making anniversary payments totaling US$200 being US$50 per year for the first and second anniversaries, and US$100 on the third anniversary. After exercise of the option, annual advance minimum royalty payments and milestone payments will be due.

Regional Strategic Alliance with South32

In November 2018, the Company, through its wholly-owned subsidiary BCE, entered into an agreement with South32, a wholly-owned subsidiary of South32 Limited. Pursuant to the agreement, which has an initial term of two years, South32 will fund EMX US$800 per year to generate new prospects to be considered for acquisition as well as to fund the labour portion of work programs on early-stage projects, Alliance Exploration Projects ("AEP"). In addition, the Company can request of South32 up to US$200 per year for new acquisition funding.  South32 has selected the Jasper Canyon, Sleeping Beauty, Dragon's Tail, Midnight Juniper, Jasper Canyon, and Malone properties as AEP's for advancement under the alliance.

As projects advance, the Company will propose certain projects be selected as Designated Projects ("DP"). DP's will advance under separate option agreements whereby South32 can earn a 100% interest in the project by making option payments totaling US$525 and completing US$5,000 in exploration expenditures over a five year period. Upon exercise of the option, EMX will retain a 2% NSR royalty on the project which is not capped or purchasable. After exercise of the option, annual advance minimum payments and milestone payments will be due to EMX.

During the year ended December 31, 2020, South32 advanced the Midnight Jupiter project as a DP and received $34 (US$25) as the execution payment. After the initial exploration work, South32 terminated the Midnight Jupiter DP in October 2020.

Subsequent to December 31, 2020, South32 advanced the Jasper Canyon, Copper Springs, and Malone properties to DP status and the Company received US$75 (US$25 per property) in execution payments, as well as US$70 for reimbursement of land payments related to the Copper Springs property.

Mainspring, Arizona

During August 2019, the Company, through its wholly-owned subsidiary BCE entered into an acquisition option agreement with Mainspring Casa Grande, LLC, ("Mainspring") a private Arizona entity. The agreement allows BCE to explore the Mainspring property for a period of four years and total payments of US$600. A payment of $66 (US$50) was paid upon execution of the agreement with a further $66 (US$50) paid on the first anniversary date. The agreement can be extended by BCE by making a US$250 extension payment for each one year of extension up to a maximum of two years. All payments to extend the option period shall be applied to the purchase price should BCE exercise the option. Upon exercise of the option EMX will deliver to the title holder up to US$11,000 and grant to Mainspring a production royalty of 1.0% of the products produced from the property.  In addition, BCE will pay annual advance royalty payments of US$100 per year up to a maximum of US$23,000. BCE has the right to buy-back half of the 1% royalty for US$10,000. Additionally, BCE will pay milestone payments including US$1,000 payable within 30 days after completion of a pre-feasibility study, and US$2,000 payable within 30 days after completion of a feasibility study.

Various

The Company holds other property interests acquired by staking in several jurisdictions including Utah, Nevada, Arizona, Colorado and Wyoming.

Sweden and Norway

The Company holds certain exploration permits in Sweden and Norway. There are no specific spending commitments on the Swedish licenses and permits.

Espedalen, Hosanger, and Sigdal Projects

In February 2020, the Company entered into an option agreement for the Espedalen, Hosanger, and Sigdal nickel-copper-cobalt projects in Norway with Pursuit Minerals Limited ("PUR" or "Pursuit"). Pursuant to the agreement, Pursuit has the option to acquire up to a 100% interest in the projects by making a cash payment of US$25 (received) and issuing to the Company 20,000,000 common shares (received) of PUR upon execution of the agreement, and spending a minimum of US$250 on the projects within 12 months from the effective date. Pursuant to a property pooling agreement that included the Espedalen, Hosanger, and Sigdal projects, the Company paid $87 in fees to the previous land owner.

Upon exercise of the option, Pursuit will issue up to 20,000,000 additional common shares, capped at 9.9% of the issued and outstanding common shares of PUR with EMX retaining a 3% NSR royalty, 1% of which may be purchased by Pursuit under certain conditions. AAR payments will commence on the second anniversary of the agreement, beginning at US$25 per project and increasing at US$5 per year. Upon the second anniversary of the agreement, Pursuit will issue to EMX another tranche of common shares equal in value to the 20,000,000 PUR common shares issued to exercise the option capped at 9.9%.

If the option is exercised, Pursuit will commit to another US$500 in exploration expenditures by the second anniversary, and drill at least 1,000 meters per project per year until the completion of a pre-feasibility study. Milestone payments of US$500 will be made to EMX upon each of the following milestones: a) completion of a preliminary economic assessment; and b) delivery of a "positive feasibility study".  As at December 31, 2020 the project remains in good standing and was put on hold as a result of COVID-19 travel restrictions.

The initial 20,000,000 common shares received were valued at $175, or $0.01 per share and included in revenue and other income for the year ended December 31, 2020.

Løkken, Kjøli and Southern Gold Line Projects

In August 2020 and subsequently amended, the Company entered into an option agreement for the Løkken and Kjøli projects in Norway and the Southern Gold Line projects in Sweden with Capella Minerals Limited (formerly New Dimension Resources) ("CAP"), subject to approval by the TSX-V.  The agreement requires CAP to make payment of US$25 (received) to EMX on signing and issuing 3,000,000 shares to EMX.  CAP will also reimburse EMX US$68 for pro-rated  property payments.  Within the one year option period, CAP must also undertake work commitments of at least US$100 on each of the projects.  Upon exercise of the option, CAP will issue to EMX the number of shares that will increase EMX's equity ownership in CAP to 9.9% and make AAR payments of $25 per project commencing on the second anniversary of the agreement with the AAR payments increasing by US$5 per year until reaching $75 per year per project. CAP will have the continuing obligation to issue additional shares to EMX to maintain it's 9.9% interest at no additional cost to EMX until CAP has raised a cumulative $4,500 in equity. CAP will spend an additional US$500 across the entirety of the project areas by the second anniversary of the agreement and have the obligation to drill at least 1000m on each project per year thereafter while making payments of US$500 upon the filing of a preliminary economic assessment and a feasibility study respectively. Under the agreement EMX will retain a 2.5% NSR royalty on the projects subject to buy down under certain conditions.  As at December 31, 2020, TSX-V approval had not yet been received, as such, shares and property reimbursement due from CAP to EMX had not yet been received.

Slättberg, Kuusamo, Bleka and Vekselmyr Projects

In May 2020, the Company amended its option agreement with Sienna Resources Inc. ("Sienna"), originally entered into in December, 2017. The amendment restructured the terms of the option agreement for the Slättberg project in Sweden and added a two year option period for Sienna to earn a 100% interest in the Kuusamo project in Finland; subject to a 3% NSR royalty to the Company by issuing an additional 500,000 common shares (received) of Sienna to the Company upon execution of the amended agreement, spending a minimum of $250 on exploration and project advancement over the next two years, reimbursing the Company for its acquisition costs and expenses related to the Kuusamo project, and issuing 1,500,000 additional common shares to the Company at the end of the two year option period. If Sienna satisfies the conditions of the option agreement and elects to acquire the project, the Company will receive annual advance royalty ("AAR") payments of US$25 commencing on the first anniversary of the option exercise date, with each AAR payment increasing by US$5 per year until reaching a cap of US$75 per year. Under certain conditions, 0.5% of the 3% NSR royalty retained by EMX can be repurchased.

The 500,000 common shares received were valued at $35, or $0.07 per share and included in revenue and other income for the year ended December 31, 2020.

In August 2020 the Company further amended its option agreement with Sienna to include the Bleka and Vekselmyr projects (the "Additional Projects") in southern Norway whereby Sienna will enter into a two year option period to acquire a 100% interest in the projects by issuing an 500,000 shares (received) to EMX upon execution of the agreement, reimbursing EMX for its acquisition costs and expenses related to the projects, spending a minimum of $250 per year on exploration on the Additional Projects and issuing an additional 1,500,000 shares over the next two years with EMX retaining 3% NSR royalty interests upon Sienna's earn-in. If Sienna satisfies the earn-in conditions of the agreement and elects to acquire the projects, EMX will receive AAR payments of US$25 for each property commencing on the first anniversary of the option exercise date, with each AAR payment increasing by US$5 per year until reaching a cap of US$75 per year.

The 500,000 common shares received were valued at $43, or $0.09 per share and included in revenue and other income for the year ended December 31, 2020.

In October 2020 the Company further amended its option agreement with Sienna to extend the Slattberg option period to May 31, 2021.  All other conditions remained unchanged.

Tomtebo and Trollberget Projects

In June 2020, the Company executed an agreement to sell the Tomtebo and Trollberget projects in the Bergslagen mining region of Sweden to District Metals Corp. ("DMX" or "District"). As consideration for the sale, DMX issued to the Company 5,882,830 common shares (received) of DMX and cash consideration of $35 (received). Under the agreement EMX will receive a 2.5% NSR royalty interest in each of the projects, 0.5% of which can be repurchased within six years of the closing date for $2,000.  On or before the second anniversary of the closing date, District shall spend no less than $1,000 in exploration expenditures on the projects.  Commencing on the third anniversary of the closing date, EMX will receive AAR payments of $25, with each AAR payment increasing by $10 per year until reaching $75 per year.  By the fifth anniversary of the closing date, District shall complete 5,000m of drilling on the projects and upon the announcement of a mineral resource and preliminary economic assessment shall pay to EMX $275 in cash or shares respectively, for total payments of $550.  Further, District will issue additional common shares to EMX to maintain its 9.9% interest at no additional cost to EMX until DMX has raised $3,000 in equity.

The initial 5,882,830 common shares of DMX received were valued at $1,353, or $0.23 per share and were included in revenue and other income for the year ended December 31, 2020. Also included in revenue and other income for the year was $105 related to 219,756 common shares of DMX received as part of the anti-dilution provision of the agreement.

Gumsberg, Adak, Tynset and Burfjord Projects

On February 14, 2017, the Company completed an agreement to sell certain wholly owned subsidiaries in Sweden to Norden Crown Metals Corp. (formerly Boreal Metals Corp.). Pursuant to the agreement NCM acquired two wholly-owned subsidiaries of the Company that control the Gumsberg and Adak exploration assets in Sweden and the Tynset and Burfjord assets in Norway. In January 2018, the Company amended the sale agreement with NCM to include the Modum project in Norway in exchange for an additional 1,324,181 common shares of NCM.

During the year ended December 31, 2020, the Company received $63 (US$50) being the 2020 required US$25 AAR payments pursuant to the Gumsberg and Burjford agreements. The Tysnet project was returned to EMX.

Guldgruvan Cobalt, Njuggtraskliden and Mjovattnet Projects

In February 2018, the Company closed a definitive agreement for the sale of the Guldgruvan cobalt project to Boreal Energy Metals Corporation ("BEMC"), a former subsidiary of NCM, in southern Norway.  In exchange for the transfer of its Guldgruvan exploration licence to BEMC, BEMC issued to EMX 2,979,798 common shares of BEMC representing a 5.9% equity ownership in BEMC.

In April 2018, EMX executed another agreement with BEMC to sell the Njuggträskliden and Mjövattnet projects in Sweden. At closing, BEMC issued to EMX 2,020,202 common shares representing a 4% equity ownership in BEMC, bringing EMX's aggregate interest to 9.9% of BEMC's issued and outstanding shares. EMX was also reimbursed approximately US$37 for its acquisition costs and previous expenditures on the projects.

The Guldgruvan, Modum, Njuggträskliden and Mjövattnet projects were held in Boreal Battery Metals Scandinavia AB ("BBMSAB") a wholly owned subsidiary of BEMC. In October 2019, EMX and BEMC entered into an agreement whereby EMX acquired all of the issued and outstanding share ownership interest of BBMSAB for the consideration of one dollar and relinquishment of existing royalties on the properties due to EMX from previous sale agreements.

Riddarhyttan Project

In April 2018, the Company executed an option agreement with South32 Limited ("South32") for the Riddarhyttan project in Sweden. Pursuant to the agreement, South32 can earn a 100% interest in the project by: (a) making option and cash payments that total US$200, (b) making a one-time option exercise payment of US$500, and (c) completing US$5,000 of exploration work on the project within five years of the execution date. Upon exercise of the option, EMX will retain a 3% NSR royalty, 0.75% of which may be purchased by South32 for US$1,900 within five years of executing the agreement.  During the year ended December 31, 2020 South 32 terminated the option agreement and the project was returned to EMX.

Bleikvassli, Sagvoll, Meråker, and the Bastuträsk Projects

On February 19, 2019, the Company acquired 4,808,770 common shares of Norra Metals Corp. ("Norra") (TSX-V: NORA), representing a 9.9% equity stake in Norra pursuant to the sale of the Bleikvassli, Sagvoll and Meråker projects in Norway, and the Bastuträsk project in Sweden. The Company will retain a 3% NSR royalty on the projects. EMX has also been granted a 1% NSR royalty on Norra's Pyramid project in British Columbia.  The common shares received were valued at $289, or $0.06 per share and included in revenue and other income for the year ended December 31, 2019. Norra has the continuing obligation to issue additional shares of Norra to EMX to maintain its aggregate 9.9% interest in Norra, at no additional cost to EMX, until Norra has raised $5,000 in equity. Thereafter, EMX will have the right to participate pro-rata in future financings at its own cost to maintain its 9.9% interest in Norra.  During the year ended December 31, 2020 Norra decided to reduce its Scandinavian property holdings and reverted its interest in the Sagvoll and Batrutrask projects back to EMX.

Pursuant to the anti-dilution provisions, during the year ended December 31, 2020, Norra issued EMX a further 3,200,385 (2019 - 356,500) common shares valued at $0.19 (2019 - $0.03) per share or $592 (2019 - $11) which have been included in revenue and other income for the year ended December 31, 2020.

Røstvangen property and Vakkerlien Projects

On February 28, 2019 the Company executed an exploration and option agreement for the Røstvangen property and Vakkerlien property in Norway with Playfair Mining Ltd. ("Playfair") (TSX-V: PLY). The agreement provided EMX with share equity in Playfair, and upon Playfair's completion of the option terms and other consideration, a 9.9% interest in Playfair, a 3% NSR royalty on the projects, and advance royalty payments. Pursuant to the agreement, Playfair could earn a 100% interest in the project by the issuance of 3,000,000 common shares (received) on execution of the agreement valued at $150, or $0.05 per share to EMX and performance of certain work during the option period (completed). Effective February 21, 2020, Playfair exercised its option pursuant to the agreement and issued to the Company a further 3,000,000 common shares (received) valued at $120, or $0.04 per share. The value of the common shares received has been included in revenue and other income.

The exercise of the option agreement entitles the Company to AAR's starting on the second anniversary date of the exercise of the option (February 21, 2020) of $30 per year, increase by $5 per year to a maximum of $80.

Gold Line Resources Agreement

In April, 2019 the Company executed a purchase agreement for the sale of certain exploration licenses in central Sweden to Gold Line Resources Ltd. ("GLR"). Upon closing, the agreement provides EMX with a 9.9% interest in GLR, a free carry of its 9.9% interest until GLR has raised $5,000 in equity; reimbursement of license fees totaling US$101 ($133 received), advance royalty payments, and a 3% royalty interest in the properties. Within six years of the closing date, GLR has the right to buy down up to 1% of the royalty owed to EMX (leaving EMX with a 2% NSR royalty) by paying EMX 2,500 ounces of gold, or the cash equivalent.

EMX will have the right to participate pro-rata in future financings at its own cost to maintain its 9.9% interest in GLR. The 2,555,210 shares representing EMX's 9.9% interest were received in October 2019 valued at $0.05 per share. As a result of the sale of exploration licences, $260 has been included in revenue and other income being $133 recovered for the licenses fees and $127 for the shares received for the year ended December 31, 2019.

In November 2020, pursuant to the anti-dilution provisions of the agreement, GLR issued to the Company 4,391,084 common shares valued at $1,098 or $0.25 per share and included in revenue and other income.

Turkey

Akarca Property

Effective July 29, 2016, the Company entered into a share purchase agreement for the sale of AES Madencilik A.S. ("AES"), the wholly-owned EMX subsidiary that controls the Akarca gold-silver project in western Turkey, to Çiftay İnşaat Taahhüt ve Ticaret A.Ş. ("Çiftay"), a privately owned Turkish company. The terms of the sale provide payments to EMX as summarized below (gold payments can be made as gold bullion or the cash equivalent):

  US$2,000 cash payment ($2,631) to EMX upon closing of the sale (received);
  500 ounces of gold every six months commencing February 2, 2017 up to a cumulative total of 7,000 ounces of gold;
  7,000 ounces of gold within 30 days after the commencement of commercial production from the property provided that prior gold payments will be credited against this payment;
  250 ounces of gold upon production of 100,000 ounces of gold from the property;
  250 ounces of gold upon production of an aggregate of 500,000 ounces of gold from the property;
  A sliding-scale royalty in the amount of the following percentages of production returns after certain deductions ("Royalty") for ore mined from the Property:
    For gold production:  1.0% on the first 100,000 ounces of gold; 2.0% on the next 400,000 ounces of gold; 3.0% on all gold production in excess of 500,000 ounces produced from the property, and;
    For all production other than gold production: 3.0%.
  The royalty is uncapped and cannot be bought out or reduced.

In addition, Çiftay must conduct a drilling program of at least 3,000 meters on the property during each 12-month period commencing on August 5, 2016 until commencement of commercial production.

Pursuant to the agreement, Çiftay guaranteed the initial payments of 2,500 ounces of gold, or cash equivalent. During the year ended December 31, 2019, Çiftay requested an extension of the 500 ounce payment due in February 2019 and a suspension on the remaining payment requirements as Çiftay works towards permitting requirements. In order to facilitate the extension, Çiftay agreed to pay an additional 100 ounces of gold or cash equivalent (2,600 onces in total). Çiftay completed the payment of the 2,600 ounces of gold, or cash equivalent in August 2019 and then requested the agreement be placed into force majeure until permitting requirements are satisfied. No payments on the agreement have been received during the year ended December 31, 2020.

Sisorta Property

Effective July 1, 2016, the Company entered into a share purchase agreement for the sale of EBX Madencilik A.S. ("EBX"), a wholly-owned subsidiary that controlled the Sisorta gold property in Turkey, to Bahar Madencilik Sinayi ve Ticaret Ltd Sti ("Bahar"), a privately owned Turkish company.

During the year ended December 31, 2020, the Company received $Nil (2019 - US$125) in annual required payments and included in revenue and other income for the year. The future annual cash payments are not accrued as there is no guarantee of payment, and the shares of EBX could be returned if the payments are not made.

Alanköy and Trab-23 Projects

In February 2020, the Company executed purchase and sale agreements for the sale of EMX subsidiaries that own the Alanköy and Trab-23 exploration projects in Turkey to Kar Mineral Madencilik İnşaat Turizm Sanayi ve Ticaret A.Ş. ("Kar"), a privately owned Turkish Company. Upon closing, EMX received the cash equivalent of 40 ounces of gold for the Alanköy project (US$63 received) and the cash equivalent of 30 ounces of gold for the Trab-23 project (US$47 received). EMX will receive an uncapped 2.5% NSR royalty on each project. For the Alanköy project, EMX will receive annual AAR payments of 35 ounces of gold for the first three years of the agreement, 45 ounces of gold in years 4 through 6 of the agreement, and 70 ounces of gold from the 7th anniversary onwards. For the Trab-23 project, EMX will receive AAR payments of 35 ounces of gold through the 4th anniversary of the agreement, and 45 ounces of gold from the 5th anniversary onwards. For each project, EMX will receive a milestone payment of 500 ounces of gold upon receipt of key mine development permits. The gold bullion payments may be made in troy ounces of gold bullion or their cash value equivalent. Additionally, each agreement also contains certain work commitments that include drilling milestones and other project advancement requirements.

Balya Project

During the year ended December 31, 2020, the Company completed the transfer of the Balya royalty property in Turkey from Dedeman Madencilik San. ve Tic. A. Ş. to Esan Eczacibaşi Endüstriyel Hammaddeler San. ve Tic. A.Ş. ("Esan") a private Turkish company. The Company retains a 4% NSR royalty on the property that is uncapped and is not subject to a buy back agreement.

Australia

Kimberley Copper Project

The Kimberley Copper Project consists of certain exploration licences, in Western Australia. On September 24, 2018 and amended in November 2018, the Company executed a share purchase agreement to sell the Kimberley Copper Project to Enfield Exploration Corporation ('Enfield"). Pursuant to the agreement, Enfield will issue to EMX 500,000 shares and committed to raising US$1,000 for an initial drill test no later than March 31, 2019. Enfield also agreed to grant EMX with a graduated NSR royalty on the property, make AAR payments and issue an additional 1,750,000 shares upon achievement of certain milestones.

During the year ended December 31, 2019, EMX terminated the agreement with Enfield. EMX relinquished all licenses associated with the Kimberley project during the year ended December 31, 2020.

Queensland Gold Project

In September 2020, the Company executed an option agreement for the Queensland Gold project in northeastern Australia with Many Peaks Gold Pty. Ltd. ("MPL"), a private Australian company.  Pursuant to the agreement, MPL can earn a 100% interest in the project by making staged payments of AUD$65 (received) on signing and AUD$235 in cash or shares on the first anniversary of the agreement and incurring minimum expenditures AUD$500 on the project within 12 months from the effective date. Upon MPL's exercise of the option, EMX will retain a 2.5% NSR royalty interest.  After earn-in, and on or before the third anniversary of the agreement, MPL must make a payment to EMX of AUD$500 in cash or shares and incur an additional AUD$2,000 in exploration expenditures.  Beginning on the fourth anniversary of the agreement, EMX will receive AAR payments as follows: (a) Until a first-time resource is defined for the Project according to Joint Ore Reserves Committee ("JORC") reporting requirements, the AAR payments to EMX will equal 30 ounces of gold bullion, or the cash equivalent; (b) If a first-time JORC resource is completed defining less than 1.5 million ounces of gold in the combined measured, indicated, and inferred categories, the AAR payments to EMX will equal 50 ounces of gold bullion, or the cash equivalent; and (c) If a first-time JORC compliant resource is completed defining greater than 1.5 million ounces of gold in the combined measured, indicated, and inferred categories, the AAR payments to EMX will equal 65 ounces of gold, or the cash equivalent. MPL will have the option to purchase 0.5% of the royalty for 1,000 ounces of gold or its cash equivalent no later than the fifth anniversary of the agreement.

Impairment of Non-Current Assets

The Company's policy for accounting for impairment of non-current assets is to use the higher of the estimates of fair value less cost of disposal of these assets or value in use. The Company uses valuation techniques that require significant judgments and assumptions, including those with respect to future production levels, future metal prices and discount rates.

Non-current assets are tested for impairment when events or changes in circumstances suggest that the carrying amount may not be recoverable. The Company continuously reviews the production of gold from the Carlin Trend Royalty Claim  Block, expected long term gold prices to be realized, foreign exchange, and interest rates. For the year ended December 31, 2020 and 2019, these assumptions remained reasonable and no revisions were considered necessary.

Project and Royalty Generation Costs

During the year ended December 31, 2020, the Company incurred the following project and royalty generation costs, which were expensed as incurred:

	Scandinavia	USA	Turkey	Australia and New Zealand	Other	General Royalty and Project Investigation	Total
Administration costs	$136	$178	$1	$12	$1	$104	$432
Drilling, technical, and support costs	323	4,734	115	114	36	—	5,322
Personnel	1,020	1,971	7	5	—	1,929	4,932
Professional costs	243	10	64	171	64	514	1,066
Property costs	1,279	2,005	—	—	4	—	3,288
Share-based payments	116	310	23	10	7	661	1,127
Travel	127	14	—	—	—	84	225
Total Expenditures	3,244	9,222	210	312	112	3,292	16,392
Recoveries from partners	(1,606)	(6,347)	—	(9)	—	—	(7,962)
Net Expenditures	$1,638	$2,875	$210	$303	$112	$3,292	$8,430

During the year ended December 31, 2019, the Company incurred the following project and royalty generation costs, which were expensed as incurred:

	Scandinavia	USA	Turkey	Australia and New Zealand	Other	General Royalty and Project Investigation	Total
Administration costs	$130	$155	$63	$22	$—	$118	$488
Drilling, technical, and support costs	1,422	2,557	40	1,775	—	—	5,794
Personnel	1,234	1,532	63	96	120	1,690	4,735
Professional costs	118	18	119	101	5	449	810
Property costs	543	1,674	65	28	(66)	—	2,244
Share-based payments	96	267	22	19	13	761	1,178
Travel	154	45	—	31	—	244	474
Total Expenditures	3,697	6,248	372	2,072	72	3,262	15,723
Recoveries from partners	(2,921)	(4,021)	(17)	(317)	(1)	—	(7,277)
Net Expenditures	$776	$2,227	$355	$1,755	$71	$3,262	$8,446